Note 17 (Detail) - Segment Operations - Assets (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Oct. 31, 2011
Assets	$ 1,624,843	$ 1,602,180
Homebuilding [Member] | Northeast [Member]
Assets	411,486	385,217
Homebuilding [Member] | Mid-Atlantic [Member]
Assets	212,153	219,287
Homebuilding [Member] | Midwest [Member]
Assets	70,785	59,105
Homebuilding [Member] | Southeast [Member]
Assets	83,349	83,044
Homebuilding [Member] | Southwest [Member]
Assets	215,908	188,321
Homebuilding [Member] | West [Member]
Assets	161,990	168,590
Homebuilding [Member] | Segment [Member]
Assets	1,155,671	1,103,564
Homebuilding [Member]
Assets	1,507,215	1,517,074
Financial Services [Member]
Assets	117,628	85,106
Corporate and Other [Member]
Assets	$ 351,544	$ 413,510